Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other assets.
Schedule of other assets

($ in thousands)	2021	2020
Reinsurance assets	11,726	10,077
Prepayments	1,192	1,954
Tax receivable	2,161	10,100
Other receivables	20,094	12,240
Total other assets	35,173	34,371